Annual Total Returns - FidelitySAIUSValueIndexFund-PRO - FidelitySAIUSValueIndexFund-PRO - Fidelity SAI U.S. Value Index Fund - Fidelity SAI U.S. Value Index Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Dec. 19, 2017
Annual Return 2018	(10.71%)
Annual Return 2019	29.09%
Annual Return 2020	(4.44%)
Annual Return 2021	30.41%
Annual Return 2022	(3.69%)
Annual Return 2023	12.58%